Restatement of previously issued financial statements (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities (Note 16(a), 16(b), 18(a))	$ 10,371,103	$ 17,917,199	[1]
Deficit	$ (54,543,902)	(97,964,786)	[1]
Previously Reported
Accounts payable and accrued liabilities (Note 16(a), 16(b), 18(a))		17,242,366
Deficit		(97,289,953)
Correction
Accounts payable and accrued liabilities (Note 16(a), 16(b), 18(a))		674,833
Deficit		$ (674,833)

[1]	Restated